Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Allowance for doubtful accounts	₩ 898,274	₩ 916,790	₩ 1,094,464	₩ 977,771
Trade accounts and notes receivables, net [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,734,340	10,146,062
Allowance for doubtful accounts	465,524	588,733
Trade accounts and notes receivables, net [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,528,607	8,021,110
Allowance for doubtful accounts	75,324	70,418
Trade accounts and notes receivables, net [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	876,753	632,082
Allowance for doubtful accounts	9,395	14,434
Trade accounts and notes receivables, net [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	228,115	226,082
Allowance for doubtful accounts	6,647	4,116
Trade accounts and notes receivables, net [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	134,888	118,094
Allowance for doubtful accounts	7,954	11,774
Trade accounts and notes receivables, net [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	965,977	1,148,694
Allowance for doubtful accounts	366,204	487,991
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,628,450	2,173,438
Allowance for doubtful accounts	432,750	328,057
Other receivables [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,220,756	1,754,293
Allowance for doubtful accounts	56,354	140,072
Other receivables [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	432,220	100,102
Allowance for doubtful accounts	1,546	4,307
Other receivables [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,521	28,351
Allowance for doubtful accounts	239	851
Other receivables [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	271,814	59,946
Allowance for doubtful accounts	10,846	12,411
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	612,139	230,746
Allowance for doubtful accounts	₩ 363,765	₩ 170,416